OTHER LIABILITIES	6 Months Ended
Jun. 30, 2019
Other Liabilities Disclosure [Abstract]
OTHER LIABILITIES	OTHER LIABILITIES
A summary of Other liabilities as of June 30, 2019 and December 31, 2018 is as follows:

	June 30, 2019	December 31, 2018
	(in millions)
Repurchase price on buy-back agreements	$1,707	$1,870
Warranty and campaign programs	941	925
Marketing and sales incentive programs	1,342	1,329
Tax payables	778	685
Accrued expenses and deferred income	629	609
Accrued employee benefits	593	680
Lease liabilities	432	—
Legal reserves and other provisions	336	368
Contract reserve	290	262
Contract liabilities(1)	1,299	1,368
Restructuring reserve	85	71
Other	772	791
Total	$9,204	$8,958

(1)	Contract liabilities include $708 million and $773 million at June 30, 2019 and December 31, 2018, respectively, for future rents related to buy-back agreements.
Warranty and Campaign Programs
CNH Industrial pays for basic warranty and other service action costs. A summary of recorded activity for the three and six months ended June 30, 2019 and 2018 for the basic warranty and accruals for campaign programs are as follows:

	Three Months Ended June 30,		Six Months Ended June 30,
	2019	2018	2019	2018
	(in millions)		(in millions)
Balance at beginning of period	$915	$959	$925	$932
Current year additions	220	233	404	437
Claims paid	(203)	(169)	(383)	(370)
Currency translation adjustment and other	9	(96)	(5)	(72)
Balance at June 30	$941	$927	$941	$927
Restructuring Provision
The Company incurred restructuring expenses of $28 million and $36 million during the three and six months ended June 30, 2019, respectively, primarily attributable to actions by CNH Industrial in conjunction with the previously announced launch of a new organization structure focused on operating segments. The Company incurred restructuring expenses of $5 million and $8 million during the three and six months ended June 30, 2018, respectively.